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                                   PCM LIFE
               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 Supplement Dated December 20, 1995 to the Modified Single Premium Variable
   Life Polices with respect to the PCM Life Prospectus dated May 1, 1995


The subsection of the prospectus entitled "The Company" is amended as follows:

Effective December 20, 1995, Hartford Fire Insurance Company became an independent, publicly traded corporation and is no longer a subsidiary of ITT Corporation.


HV-2015-1